Statement of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Parent's Equity [Member]	Additional Paid-in Capital [Member]	Ampio Stock Subscription [Member]	Accumulated Deficit [Member]
Balance at Jun. 30, 2013	$ 9,811,197	$ 544	$ 10,471,515	$ 4,418,385	$ 0	$ (5,079,247)
Balance (in shares) at Jun. 30, 2013		5,437,158
Investment from Ampio in Vyrix	637,210	$ 0	637,210	0	0	0
Issuance of common stock in exchange for Vyrix Acquired Assets	0	$ 246	(11,108,725)	11,108,479	0	0
Issuance of common stock in exchange for Vyrix Acquired Assets (in shares)		2,464,268
Stock-based compensation	499,690	$ 0	0	499,690	0	0
Stock-based compensation (in shares)		0
Net loss	(5,578,690)	$ 0	0	0	0	(5,578,690)
Balance at Jun. 30, 2014	5,369,407	$ 790	0	16,026,554	0	(10,657,937)
Balance (in shares) at Jun. 30, 2014		7,901,426
Ampio stock subscription payment	0	$ 216	0	9,999,784	(10,000,000)	0
Ampio stock subscription payment (in shares)		2,164,448
Issuance of common stock to Ampio in exchange for Aytu debt	12,000,000	$ 260	0	11,999,740	0	0
Issuance of common stock to Ampio in exchange for Aytu debt (in shares)		2,597,339
Ampio stock subscription payment	5,000,000	$ 0	0	0	5,000,000	0
Liabilities paid pursuant to the merger	(20,013)	0	0	(20,013)	0	0
Luoxis options paid-out pursuant to the merger	(27,476)	0	0	(27,476)	0	0
Reverse merger	0	$ 160	0	(160)	0	0
Reverse merger (in shares)		1,596,468
Stock-based compensation	1,017,938	$ 0	0	1,017,938	0	0
Stock-based compensation (in shares)		0
Net loss	(7,723,404)	$ 0	0	0	0	(7,723,404)
Balance at Jun. 30, 2015	15,616,452	$ 1,426	$ 0	38,996,367	(5,000,000)	(18,381,341)
Balance (in shares) at Jun. 30, 2015		14,259,681
Adjustment for rounding of shares due to conversion	0	$ 0		0	0	0
Adjustment for rounding of shares due to conversion (in shares)		12
Ampio stock subscription payment	5,000,000	$ 0		0	5,000,000	0
Stock-based compensation	250,887	$ 0		250,887	0	0
Stock-based compensation (in shares)		0
Net loss	(5,608,568)	$ 0		0	0	(5,608,568)
Balance at Dec. 31, 2015	$ 15,258,771	$ 1,426		$ 39,247,254	$ 0	$ (23,989,909)
Balance (in shares) at Dec. 31, 2015		14,259,693